Right-of-use Assets - Summary of Right-of-use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 118,775	€ 117,917
Additions	18,268	37,557	€ 7,872
Disposals	(3,458)	(1,667)
Business combination		8,252
Depreciation	(32,638)	(32,154)
Impairment losses	(2,434)	430
Contract modifications	21,693	(15,209)
Net foreign exchange differences	1,525	3,649
Ending balance	121,731	118,775	117,917
Real Estates [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	117,830	116,845
Additions	17,762	37,066
Disposals	(3,309)	(1,667)
Business combination		8,252
Depreciation	(32,065)	(31,604)
Impairment losses	(2,434)	430
Contract modifications	21,704	(15,189)
Net foreign exchange differences	1,514	3,697
Ending balance	121,002	117,830	116,845
Other [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	945	1,072
Additions	506	491
Disposals	(149)
Depreciation	(573)	(550)
Contract modifications	(11)	(20)
Net foreign exchange differences	11	(48)
Ending balance	€ 729	€ 945	€ 1,072